Cover	Jul. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2022
Entity File Number	000-56377
Entity Registrant Name	VENETIAN-1 ACQUISITION CORP.
Entity Central Index Key	0001900520
Entity Tax Identification Number	87-2959575
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2255 Glades Road
Entity Address, Address Line Two	Suite 324A
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	989-2208
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false